Note 14 - Share Based Payments	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
14.	Share based payments

Long-term incentive plan

The Company adopted a long-term incentive plan on December 20, 2024 whereby it can grant stock options, restricted share units (“RSUs”), Deferred Share Units (“DSUs”), and Performance Share Units (“PSUs”) to directors, officers, employees, and consultants of the Company. The maximum number of shares that may be reserved for issuance under the incentive plan is limited to 1,825,000 shares.

During the year, the Company implemented an employee share purchase plan (“ESP”) to provide its employees an incentive to promote performance and growth potential over the long-term. The Company has reserved 250,000 common shares that can be issued under the ESP.

Stock options generally vest in equal tranches over three years. The grant date fair value is determined using the Black-Scholes Option Pricing Model and this value is recognized as an expense over the vesting period. DSUs vest in one year but cannot be exercised until the holder ceases to be a Director or Officer of Electra. DSUs are valued based on the market price of the Company’s common shares on the grant date. PSUs generally vest over an 18 – 24 months if certain performance metrics have been achieved. They are valued based on the market price of the Company’s shares on the grant date and this value is expensed over the vesting period. RSUs generally vest over a 12 – 36 months. They are valued based on the market price of the Company’s shares on the grant date and this value is expensed over the vesting period.

a.	Stock Options

During the year ended December 31, 2024:

●

On January 15, 2024, the Company granted 25,000 stock options at an exercise price of $2.00 that will vest in three equal tranches on the first, second and third anniversaries of the grant date over a four year period. The fair value of the options at the date of the grant was $29 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 4.15% per year, an expected life of 3 years, expected volatility based on historical prices in the range of 86.97%, no expected dividends and a share price of $2.00.

●

On February 12, 2024, the Company granted 753,923 incentive stock options and 26,235 restricted share units (RSUs) to certain directors, officers, employees and contractors of the Company. The RSUs will vest on the first anniversary of the grant date and will be settled in cash or common shares at the discretion of the Company. The stock options are exercisable for four years at $3.24 and will vest in two equal tranches, on the first and second anniversary of the grant date. The fair value of the options at the date of the grant was $1,377 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 4.15% per year, an expected life of 3 years, expected volatility based on historical prices in the range of 84.64%, no expected dividends and a share price of $3.24.

●

On August 28, 2024, the Company granted 250,000 incentive stock options to consultants for services to be rendered. The stock options are exercisable for three years at $3.28 and will vest in four equal quarterly tranches, on the first, second, third and fourth quarterly anniversaries of the grant date. The fair value of the options at the date of the grant was $418 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 3.31% per year, an expected life of 2 years, expected volatility based on historical prices in the range of 93.74%, no expected dividends and a share price of $3.28.

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On September 9, 2024, the Company granted 33,891 deferred share units (DSUs) valued at $96 to certain directors, of the Company. The DSUs will vest on the first anniversary of the grant date and will be settled in cash or common shares at the discretion of the Company.

During the year ended December 31, 2023:

●

The Company granted 104,080 stock options to employees under its long-term incentive plan. The options may be exercised within 5 years from the date of the grant at a price of $8.96 per share. The fair value of the options at the date of the grant was $577 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 3.37% to 4.15% per year, an expected life of 4 to 5 years, expected volatility based on historical prices in the range of 82.51% to 85.41%, no expected dividends and a share price range of $3.92 to $9.60.

The changes in incentive stock options outstanding are summarized as follows:

		Number of shares
		issued or issuable
	Exercise price	on exercise
Balance at January 1, 2022	$23.76	208,588
Granted	18.64	115,291
Exercised	10.08	(13,889)
Expired	36.48	(62,000)
Balance at December 31, 2022	$19.80	247,990
Granted	8.96	104,080
Expired	27.92	(74,213)
Forfeited / Cancelled	14.36	(84,715)
Balance at December 31, 2023	$14.00	193,142
Granted	3.22	1,028,923
Expired	10.02	(34,953)
Forfeited / Cancelled	12.91	(16,749)
Balance at December 31, 2024	$4.61	1,170,363

Incentive stock options outstanding and exercisable (vested) at December 31, 2024 are summarized as follows:

	Options Outstanding			Options Exercisable

		Weighted	Weighted
	Number of	average	average	Number of	Weighted
	shares issuable	remaining life	exercise	shares issuable	average
Exercise price	on exercise	(Years)	price	on exercise	exercise price
$2.00	25,000	3.04	$2.00	—	$2.00
3.24	753,923	3.12	3.24	—	3.24
3.28	250,000	2.66	3.28	62,500	3.28
9.60	56,425	2.19	9.60	18,808	9.60
10.08	10,185	0.52	10.08	10,185	10.08
10.44	6,944	0.66	10.44	6,944	10.44
12.84	15,000	2.87	12.84	10,000	12.84
21.60	44,205	2.05	21.60	29,470	21.60
24.84	7,292	1.29	24.84	7,292	24.84
29.16	1,389	0.13	29.16	1,389	29.16
Total	1,170,363	2.88	$4.61	146,588	$10.56

During the year ended December 31, 2024, the Company expensed $1,212 ( December 31, 2023 - $513 and December 31, 2022 - $505) for options valued at share prices $2.00 to $24.84, as shared-based payment expense.

Incentive stock options outstanding and exercisable (vested) at December 31, 2023 are summarized as follows:

	Options Outstanding			Options Exercisable

		Weighted	Weighted
	Number of	average	average	Number of	Weighted
	shares issuable	remaining life	exercise	shares issuable	average
Exercise price	on exercise	(Years)	price	on exercise	exercise price
$9.60	64,562	3.19	$9.60	—	$9.60
10.08	27,083	0.68	10.08	27,083	10.08
10.44	6,944	1.66	10.44	6,944	10.44
11.52	4,167	0.75	11.52	4,167	11.52
12.84	18,750	3.87	12.84	6,250	12.84
12.98	13,889	0.14	12.98	13,889	12.98
18.52	4,861	3.40	18.52	1,620	18.52
21.60	44,205	3.05	21.60	14,735	21.60
24.84	7,292	2.29	24.84	4,862	24.84
29.16	1,389	1.13	29.16	1,389	29.16
Total	193,142	1.97	$14.00	80,939	$13.38

During the year ended December 31, 2023, the Company expensed $513 ( December 31, 2022 - $505) for options valued at share prices $9.50 to $29.16, as shared-based payment expense.

Incentive stock options outstanding and exercisable (vested) at December 31, 2022 are summarized as follows:

	Options Outstanding			Options Exercisable

		Weighted	Weighted
	Number of	average	average	Number of	Weighted
	shares issuable	remaining life	exercise	shares issuable	average
Exercise price	on exercise	(Years)	price	on exercise	exercise price
$10.08	43,565	1.68	$10.08	35,926	$10.08
10.44	6,944	2.66	10.44	6,944	10.44
11.52	4,167	1.75	11.52	4,167	11.52
12.84	32,500	4.87	12.84	—	12.84
12.96	13,889	1.14	12.96	13,889	12.96
17.52	7,500	4.48	17.52	—	17.52
18.52	4,861	4.40	18.52	—	18.52
19.60	10,000	4.40	19.60	—	19.60
21.60	47,504	4.05	21.60	—	21.60
23.04	4,861	4.25	23.04	—	23.04
24.84	7,986	3.29	24.84	2,662	24.84
25.92	29,167	2.74	25.92	29,167	25.92
29.16	1,389	2.13	29.16	694	29.16
35.28	27,407	0.48	35.28	27,407	35.28
37.30	6,250	0.08	37.30	6,250	37.30
Total	247,990	2.86	$14.00	127,106	$21.28

b.	DSUs, RSUs and PSUs

Deferred Shares Units

The Company’s DSU plan transactions during the years ended December 31, 2024, 2023 and 2022 were as follows:

	December 31,	December 31,	December 31,
Number of Units	2024	2023	2022
Balance at January 1	154,041	58,828	44,083
Granted	33,891	104,545	17,868
Exercised	(18,568)	—	(3,123)
Expired	(12,279)	(9,332)	—
Balance at December 31	157,085	154,041	58,828

During the year ended December 31, 2024, the Company has expensed $218 ( December 31, 2023 - $586 and December 31, 2022 - $189) for DSUs, $Nil ( December 31, 2023 - $79 and December 31, 2022 - $291) for PSUs, and $338 ( December 31, 2023 - $641 and December 31, 2022 - $297) for RSUs as shared-based payment expense.

Restricted Share Units

The Company’s RSU plan transactions during the years ended December 31, 2024, 2023 and 2022 were as follows:

	December 31,	December 31,	December 31,
Number of Units	2024	2023	2022
Balance at January 1	133,288	19,572	15,928
Granted	26,235	124,968	12,722
Exercised	(130,414)	(764)	(7,277)
Expired	—	(4,750)	(1,801)
Forfeited / Cancelled	(2,134)	(5,738)	—
Balance at December 31	26,975	133,288	19,572

Performance Share Units

The Company’s PSU plan transactions during the years ended December 31, 2024, 2023 and 2022 were as follows:

	December 31,	December 31,	December 31,
Number of Units	2024	2023	2022
Balance at January 1	8,507	15,972	21,875
Granted	—	—	4,514
Exercised	(2,083)	—	(7,118)
Expired	(6,424)	(7,465)	(3,299)
Balance at December 31	—	8,507	15,972

c.	Warrants

Details regarding warrants issued and outstanding are summarized as follows:

Canadian dollar denominated warrants	Grant date	Expiry date	Weighted average	Number of shares issued or
			exercise price	issuable on exercise
Balance at January 1, 2022			$30.72	318,696
Exercised warrants			15.12	(52,636)
Expired warrants			15.12	(20,803)
Balance at December 31, 2022			$34.64	245,257
Expired warrants			34.64	(245,257)
Issuance of warrants	August 11, 2023	August 11, 2025	6.84	5,111,364
Balance at December 31, 2023			$6.84	5,111,364
Re-pricing of warrants (Note 11)	February 13, 2023	February 13, 2028	3.40	2,699,014
Cancellation of warrants (Note 11)	August 11, 2023	August 11, 2025	6.84	(1,136,364)
Issuance of warrants (Note 11)	November 27, 2024	November 12, 2026	4.00	1,136,364
Balance at December 31, 2024			$6.23	7,810,378

United States dollar denominated warrants (US Warrant)	Grant date	Expiry date	Weighted average	Number of shares issued or
			exercise price	issuable on exercise
Balance at January 1, 2022			$—	—
Issuance of warrant (Note 13)	November 15, 2022	November 15, 2025	US$12.40	620,788
Balance at December 31, 2022			$ US$12.40	$620,788
Issuance of warrant (Note 13)	February 13, 2023	February 13, 2028	US$9.92	2,699,014
Balance at December 31, 2023			$ US$10.38	$3,319,802
Re-pricing of warrants	February 13, 2023	February 13, 2028	US$9.92	(2,699,014)
Balance at December 31, 2024			$ US$12.40	$620,788

On November 15, 2022, 586,250 warrants were issued to subscribers in the Company’s best-efforts, overnight-marketed offering. As Warrants issued are denominated in foreign currency that is different from the Company’s functional currency, the warrants are determined to be financial derivative liabilities and the total fair value of US$2,087 was recorded as such. The fair value of the warrants was estimated using the Monte Carlo Simulation Model assuming a risk-free interest rate of 4.172%, an expected volatility of 62.89%, share price of US$9.40, strike price of US$12.40.

As part of the November 15, 2022 Offering, 34,538 Broker Warrants Units (consisting of one common share and one warrant) were issued as transaction costs. The Broker Warrants are equity-settled and was issued for services received; hence the Company has recorded US$325 in reserve, which was measured at fair value of services received.

During the year ended December 31, 2022, 52,636 warrants of the Company were exercised for gross proceeds of $807. The Company issued a total of 620,788 share purchase warrants in conjunction with its November 2022 best - efforts, overnight - marketed offering. During the year ended December 31, 2022, a total of 20,803 warrants expired.

On August 11, 2023, 4,886,364 warrants were issued to subscribers in the Company’s private placement (Note 13). The total value of $6,321 was recorded in reserves. The fair value of the warrants were estimated using the Black-Scholes Option Pricing Model assuming a risk-free interest rate of 4.68%, an expected life of 2 years, an expected volatility of 66.07%, no expected dividends, and a share price of $4.76. As part of the private placement, the Company issued 225,000 Broker Warrants as transaction costs. The Company recorded $990 in reserve, which was measured at fair value of services received.

During the year ended December 31, 2023, the Company issued 2,699,014 warrants in conjunction with 2028 Notes (Note 11). No warrants were exercised during the year ended December 31, 2023. Total of 245,257 warrants expired during the year ended December 31, 2023. During the year ended 2024, the exercise price of the of the 2028 Warrants was amended as detailed in Note 11. In addition, the warrants were to be amended to include an acceleration clause such that the term of the warrants will be reduced to 30-days (the “Reduced Term”) in the event the closing price of the common shares on the TSXV exceeds $4.80 ten consecutive days trading days (the “Acceleration Event”), with the Reduced term to begin upon release of a press release by the Company within seven calendar days after such ten consecutive trading day period. Upon the occurrence of an Acceleration Event, holders of the warrants may exercise the warrants on a cashless basis, based on the value of the warrants at the time of exercise.

On November 27, 2024, in connection with the 2027 Notes, 1,136,364 detachable common share purchase warrants were issued as detailed in Note 11, which replaced 2023 private placement warrants.